Mortgage Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Mortgage Notes Payable
Mortgage Notes Payable

The Company's mortgage notes payable consist of the following (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted-Average Effective Interest Rate (1)	Weighted-Average Maturity (2)
December 31, 2012	135	$229,360	4.24%	5.82
December 31, 2011	1	$5,060	3.75%	4.84
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(1)
Mortgage notes payable have fixed rates or rates that are fixed through the use of interest rate hedging instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012. The effective interest rate was 3.75% on the one mortgage note payable at December 31, 2011.

(2)	Weighted-average remaining years until maturity as of the periods presented.

The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (in thousands):

Future Principal Payments
2013	$—
2014	—
2015	—
2016	5,060
2017	155,000
Thereafter	69,300
Total	$229,360

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2012, the Company was in compliance with the debt covenants under the mortgage notes payable agreements.